Other current and non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Schedule of Breakdown for Other Current Liabilities
The following table provides a breakdown for other current and non-current liabilities:

	At December 31,
(€ thousands)	2023	2022
Due to employees	90,864	44,705
VAT and other taxes	25,100	15,102
Accrued expenses	28,512	23,162
Social security institutions	21,260	11,660
Deferred income	9,790	7,650
Other current liabilities	29,487	16,549
Total other current liabilities	205,013	118,828
Other non-current liabilities	9,689	—
Total other non-current liabilities	9,689	—